Directors' and supervisors' emoluments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Directors' and supervisors' emoluments
58	Directors’ and supervisors’ emoluments
The remuneration of every director and supervisor for the year ended December 31, 2021 is set out below:

Name	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Total
	RMB ‘000	RMB ‘000	RMB ‘000	RMB ‘000	RMB ‘000
Executive directors
Ma Xu Lun (Note (i))	—	—	—	—	—
Han Wen Sheng (Note (i)	—	—	—	—	—

Supervisors
Li Jia Shi ( Notes (ii)&(xii)))	—	—	—	—	—
Ren Ji Dong(Notes (iii)&(xiii))	—	667	—	131	798
Lin Xiao Chun	—	655	—	147	802
Mao Juan (Note ( x ))	—	478	—	134	612
Yang Bin (Note ( xi ))	—	294	—	25	319

Independent non-executive directors
Liu Chang Le (Note ( ix ))	133	—	—	—	133
Guo Wei (Note ( ix ))	133	—	—	—	133
Yan Yan (Note ( ix ))	133	—	—	—	133
Gu Hui Zhong	153	—	—	—	153
Tan Jin Song (Note ( viii ))	50	—	—	—	50
Jiao Shu Ge (Note ( viii ))	50	—	—	—	50
Zheng Fan (Note ( viii ))	20	—	—	—	20
The remuneration of every director and supervisor for the year ended December 31, 2020 is set out below:

	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Total
Name	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000
Executive directors
Wang Chang Shun ( Notes (i)&(vii))	—	—	—	—	—
Ma Xu Lun (Note (i))	—	—	—	—	—
Han Wen Sheng (Note (i))	—	—	—	—	—

Supervisors
Li Jia Shi (Note (ii))	—	—	—	—	—
Mao Juan	—	706	—	126	832
Lin Xiao Chun	—	633	—	125	758

Independent non-executive directors
Tan Jin Song	150	—	—	—	150
Jiao Shu Ge	150	—	—	—	150
Zheng Fan (Note (iv ))	60	—	—	—	60
Gu Hui Zhong (Note (iv ))	60	—	—	—	60

The remuneration of every director and supervisor for the year ended December 31, 2019 is set out below:

Name	Directors’ fees	Salaries, wages and welfare	Housing allowance	Employer’s contribution to a retirement benefit scheme	Total
	RMB ‘000	RMB ‘000	RMB ‘000	RMB ‘000	RMB ‘000
Executive directors
Wang Chang Shun (Note (i))	—	—	—	—	—
Ma Xu Lun ( Notes (i)&(v)	—	—	—	—	—
Han Wen Sheng (Note s (i)&(v ))	—	—	—	—	—
Zhang Zi Fang (Notes (i)&(vi)	—	—	—	—	—

Supervisors
Pan Fu(Notes (i)&(vi))	—	—	—	—	—
Li Jia Shi (Note (ii))	—	—	—	—	—
Mao Juan	—	712	—	129	841
Lin Xiao Chun (Note (v))	—	367	—	90	457

Independent non-executive directors
Tan Jin Song	150	—	—	—	150
Jiao Shu Ge	150	—	—	—	150
Zheng Fan (Note ( iv ))	60	—	—	—	60
Gu Hui Zhong (Note ( iv ))	60	—	—	—	60
Notes:
(i)
These directors or supervisors did not receive any remuneration for their services in the capacity of the directors or supervisors of the Company. They also held management positions in CSAH and their salaries were borne by CSAH.

(ii)
Mr. Li Jia Shi did not receive any remuneration for his service in the capacity of the supervisor of the Company since February 1, 2018. He also held management position in CSAH and his salary was borne by CSAH.

(iii)
Mr. Ren Ji Dong did not receive any remuneration for his service in the capacity of the supervisor of the Company but received salary for his service in the capacity of the senior management in 2021. He also held management position in CSAH and his salary for his services was borne by CSAH since November 2021.

(iv)	In 2020 and 2019, Mr. Zheng Fan and Mr. Gu Hui Zhong received remuneration in accordance with the relevant provisions of the PRC.

(v)	Appointed on May 8, 2019.
(vi)	Resigned on May 8, 2019.
(vii)	Mr. Wang Chang Shun retired on December 21, 2020.
(viii)	Resigned on April 30, 2021.
(ix)	Appointed on April 30, 2021.
(x)	Resigned on November 24, 2021.
(xi)	Appointed on November 24, 2021.
(xii)	Resigned on December 28, 2021.
(xiii)	Appointed on December 28, 2021.